Investment in airport concessions	12 Months Ended
Dec. 31, 2023
Investment in airport concessions
Investment in airport concessions

10.         Investment in airport concessions

The Company has concessions to operate, maintain and develop 13 airports in Mexico, which are concentrated in central and northern regions of the country. Each concession is for 50 years from November 1, 1998. The term of each of the Company’s concessions may be extended by the Ministry of Infrastructure, Communications and Transportation under certain circumstances for a period not exceeding 50 years.

As operators of 13 airports the Company earns revenue from airlines, passengers, and other users for using the airport facilities. The Company also earns revenues for commercial activities carried out at the airports, such as leasing space to restaurants and other shops.

Each airport concession title contains the following terms and basic conditions:

a.

The concessionaire has the right to manage, operate, maintain and use the airport facilities and carry out any construction, improvements or maintenance of the related facilities in accordance with its five-year period Master Development Program, and to provide airport, complementary and commercial services.

b.

The concessionaire will use the airport facilities only for the purposes specified in the concession title, will provide services in conformity with the law and applicable regulations and will be subject to inspections by the Ministry of Infrastructure, Communications and Transportation.

c.

The concessionaire must pay a concession tax for the right to use airport facilities (currently 5% of the concessionaire’s annual gross revenues derived from the use of public property), in conformity with the Mexican Federal Duties Law.

d.	The concessionaire must grant free access to specific airport areas to certain Mexican government agencies, so that they may carry out their activities within the airports.

e.

The concession may be revoked if the concessionaire breaches any of its obligations established in the concession title, as established in Article 26 and 27 of the Mexican Airport Law and in the concession title. The breach of certain concession terms may cause revocation if the Ministry of Infrastructure, Communications and Transportation has applied sanctions in three different instances with respect to the same concession term.

Since the concessionaire is part of an integrated economic group, the concessionaire and Grupo Aeroportuario del Centro Norte, S.A.B. de C.V, they will respond jointly and severally to the Ministry of Infrastructure Communications and Transportation, regarding the obligations contained in each of the concessions granted and as indicated in the concession title. The terms and conditions of each concession contract have been fulfilled in all important aspects during the years ended December 31, 2023, 2022 and 2021.

Investments in airport concessions include improvements to assets under concession, rights to use airport facilities, and airport concessions. The total cost of the concession was assigned proportionally to rights to use airport facilities on the basis of the fair value of the assets determined by an independent appraiser. At any airport concession where the cost exceeded the fair value, the excess was recognized within the airport concessions line item.

As of December 31, 2023, 2022 and 2021, the carrying value of the right to use airport facilities, airport concessions and improvement to assets under concession classified as intangible assets are as follows:

	December 31,
	2023		2022		2021
Projects completed and in operation:
Airport concessions	Ps.	605,643	Ps.	605,643	Ps.	605,643
Rights to use airport facilities		3,356,762		3,356,762		3,356,762
Improvements to assets under concession		14,406,119		11,873,540		9,694,492
Improvements to assets under concession in progress		2,195,842		1,774,167		1,303,793
Accumulated amortization		(4,143,062)		(3,669,746)		(3,280,006)
	Ps.	16,421,304	Ps.	13,940,366	Ps.	11,680,684

The changes in investment in concessions are as follows:

	December 31,
	2023		2022		2021
Investment in airport concessions
Beginning balance	Ps.	17,610,112	Ps.	14,960,690	Ps.	13,171,787
Land transfer		—		283,728
Increase		2,954,254		2,365,694		1,788,903
Ending balance		20,564,366		17,610,112		14,960,690
Amortization of airport concessions:
Beginning balance		(3,669,746)		(3,280,006)		(2,942,131)
Increase		(473,316)		(389,740)		(337,875)
Ending balance		(4,143,062)		(3,669,746)		(3,280,006)
Net investment in airport concessions	Ps.	16,421,304	Ps.	13,940,366	Ps.	11,680,684

Master Development Plan – The Company is obligated to carry out maintenance, improvements to assets under concession and acquire fixed assets according to the Master Development Program. The Master Development Program for 2021-2025 is Ps.11,979,621 in pesos with purchasing power of December 31, 2019, and Ps.16,352,370 in pesos with purchasing power of December 31, 2023, as updated with the National Producer Price Index (INPPIC) of the construction industry, in accordance with the concession contract.

On October 19, 2023, in accordance with the amendments to the tariff regulation bases set forth in Annex 7 of the Company’s concession titles, the AFAC authorized the Company to defer certain investments committed under the Master Development Programs currently in place by approximately 24 months. As a result, instead of the Ps.618,833 thousand and Ps.563,693 thousand (expressed in pesos with purchasing power as of December 2023) originally committed to be invested between 2024 and 2025, respectively, Ps.805,654 thousand will be executed in 2026, and Ps.376,872 thousand will be executed in 2027.

The amount to be incurred as of December 31, 2023, is Ps.7,610,896, which is anticipated to be carried out as follows:

Year	Amount
2024	Ps.	4,087,842
2025		2,340,528
2026		805,654
2027		376,872
	Ps.	7,610,896

Between 2007 and 2011, the Company carried out a series of sales and exchanges of land located next to the Monterrey Airport to allow for future growth of the Airport, including the construction of a second runway that the Airport intends to build in the future. As of December 31, 2023 and 2022, such land had a carrying value of Ps.1,426,363 and Ps.1,709,508, as of December 31, 2021.

On December 4, 2012, the Monterrey Airport received authorization from the AFAC to include Ps.386,538 (amount expressed in nominal pesos of 2009) in investments as part of Master Development Program for 2011-2015. Additionally, during the 2011 Master Development Program revision, Ps.77,306 was included due to an extraordinary adjustment in its maximum tariff under the Master Development Program. The remaining investment to be recognized for a cost of Ps.694,390 (amount expressed in 2009 nominal pesos), has been included in the indicative periods 2026-2035 of the approved Master Development Program. This amount may not be recognized by the Ministry of Infrastructure Communications and Transportation in the future. The final recovery amounts are adjusted annually based on INPPIC excluding oil.

The land acquired is property of the Company’s Airports and is classified in the consolidated statements of financial position under the headings of property, leasehold improvements and equipment.

During 2022, the Monterrey Airport completed the donation of certain land in favor of the Federal Government, acting through the Ministry of Infrastructure, Communications and Transportation, with a book value of Ps.283,728 on account of the amounts previously recognized in the 2011-2015 Master Development Program, and which will be incorporated into the Monterrey Airport concession. As a result, such value was reclassified from property, leasehold improvements and equipment to improvements in assets under concession. The rest of the land will remain classified as property, leasehold improvements and equipment until the negotiations with the AFAC have concluded. If the AFAC recognizes the land as part of the concession investment, it is estimated that the property will be transferred to the Federal Government.

At the time of such recognition, the Company shall reclassify the asset as investment in airport concessions (improvements in assets under concession), which will be subject to amortization for the remaining period of the concession.

The Company’s improvements to the airport facilities can be recognized by the AFAC as part of the investment in airport concession. The cost of airport improvements recognized by the AFAC that are part of the Company’s investment in concession assets is “recovered” in the form of adjustments to the maximum rates that the Company may charge for aeronautical services, which are regulated by the AFAC.